Financial instruments - valuation - FV of Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets
CVA reserve	£ 11	£ 26
Assets	340,843	316,476	£ 302,430
Available-for-sale
Fair value of assets
Assets	562	397
Debt securities
Fair value of assets
Assets	1,612	4,463
Debt securities | Available-for-sale
Fair value of assets
Assets	553	361
Equity shares
Fair value of assets
Assets	43	87
Equity shares | Available-for-sale
Fair value of assets
Assets	9	36
Derivatives
Fair value of assets
Assets	2,315	3,904
Recurring
Fair value of assets
Assets	£ 3,100	£ 28,500
Proportion (as a percent)	100.00%	100.00%
Recurring | Loans and Advances
Fair value of assets
Assets	£ 200	£ 20,000
Recurring | Debt securities
Fair value of assets
Assets	600	4,500
Recurring | Debt securities | Available-for-sale
Fair value of assets
Assets	600	400
Recurring | Equity shares
Fair value of assets
Assets		100
Recurring | Derivatives
Fair value of assets
Assets	2,300	3,900
Recurring | Level 1
Fair value of assets
Assets	£ 400	£ 4,200
Proportion (as a percent)	12.90%	14.70%
Recurring | Level 1 | Debt securities
Fair value of assets
Assets	£ 400	£ 4,200
Recurring | Level 1 | Debt securities | Available-for-sale
Fair value of assets
Assets	400	300
Recurring | Level 2
Fair value of assets
Assets	£ 2,700	£ 23,900
Proportion (as a percent)	87.10%	83.90%
Recurring | Level 2 | Loans and Advances
Fair value of assets
Assets	£ 200	£ 19,600
Recurring | Level 2 | Debt securities
Fair value of assets
Assets	200	300
Recurring | Level 2 | Debt securities | Available-for-sale
Fair value of assets
Assets	200	100
Recurring | Level 2 | Equity shares
Fair value of assets
Assets		100
Recurring | Level 2 | Derivatives
Fair value of assets
Assets	2,300	3,900
Recurring | Level 3
Fair value of assets
Assets		£ 400
Proportion (as a percent)		1.40%
Recurring | Level 3 | Loans and Advances
Fair value of assets
Assets	0	£ 400
Sensitivity increase	40
Sensitivity decrease	£ 30
Recurring | Level 3 | Loans and Advances | Maximum
Fair value of assets
Significant unobservable input trading rate	95.00%
Recurring | Level 3 | Loans and Advances | Minimum
Fair value of assets
Significant unobservable input trading rate	85.00%